UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	COMMUNICATIONS – 7.5%
8,799	Comcast Corp. - Class A	$591,733
15,203	Tribune Media Co. - Class A	563,271
20,312	Twenty-First Century Fox, Inc. - Class B	549,033
		1,704,037
	CONSUMER DISCRETIONARY – 9.0%
14,510	Brink's Co.	476,218
29,839	H&R Block, Inc.	709,870
9,772	Harley-Davidson, Inc.	517,134
11,592	Sally Beauty Holdings, Inc.*	339,994
		2,043,216
	CONSUMER STAPLES – 14.0%
25,318	CST Brands, Inc.	1,132,221
11,037	CVS Health Corp.	1,023,351
15,376	Mondelez International, Inc. - Class A	676,236
3,190	PepsiCo, Inc.	347,455
		3,179,263
	ENERGY – 4.4%
3,317	Chevron Corp.	339,926
3,983	Pioneer Natural Resources Co.	647,517
		987,443
	FINANCIALS – 23.7%
19,137	Allied World Assurance Co. Holdings A.G.	784,426
10,663	American Express Co.	687,337
10,816	American International Group, Inc.	588,823
6,353	Berkshire Hathaway, Inc. - Class B*	916,547
10,370	Discover Financial Services	589,431
2,755	Enstar Group Ltd.*	458,955
20,982	FNF Group	790,392
9,070	JPMorgan Chase & Co.	580,208
		5,396,119
	HEALTH CARE – 12.8%
20,454	Brookdale Senior Living, Inc.*	377,785
6,052	Cardinal Health, Inc.	505,947
6,245	Gilead Sciences, Inc.	496,290
1,891	Johnson & Johnson	236,810
6,626	Medtronic PLC	580,636
4,962	UnitedHealth Group, Inc.	710,559
		2,908,027
	INDUSTRIALS – 9.7%
16,410	Allison Transmission Holdings, Inc.	472,936

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
10,707	Hexcel Corp.	$462,221
11,517	TE Connectivity Ltd.	694,245
6,246	Union Pacific Corp.	581,190
		2,210,592
	MATERIALS – 4.9%
5,214	Eagle Materials, Inc.	437,716
14,595	H.B. Fuller Co.	679,543
		1,117,259
	TECHNOLOGY – 8.7%
21,588	CDW Corp.	926,773
12,098	Microsoft Corp.	685,714
12,370	TeleTech Holdings, Inc.	353,040
		1,965,527
	TOTAL COMMON STOCKS (Cost $19,494,414)	21,511,483

	SHORT-TERM INVESTMENTS – 5.6%
1,281,713	UMB Money Market Fiduciary, 0.01%[1]	1,281,713

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,281,713)	1,281,713

	TOTAL INVESTMENTS – 100.3% (Cost $20,776,127)	22,793,196
	Liabilities in Excess of Other Assets – (0.3)%	(62,199)

	TOTAL NET ASSETS– 100.0%	$22,730,997

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	BERMUDA – 1.1%
163,515	GP Investments Ltd.*	$328,301

	BRAZIL – 7.1%
75,800	Banco ABC Brasil S.A.	329,626
66,173	BM&FBovespa S.A.	389,601
138,082	Duratex S.A.	422,031
95,824	MRV Engenharia e Participacoes S.A.	400,449
296,073	QGEP Participacoes S.A.	557,922
		2,099,629
	CAMBODIA – 1.3%
584,000	NagaCorp Ltd.	399,596

	CANADA – 1.2%
126,195	Gran Tierra Energy, Inc.*	349,870

	CHILE – 1.0%
466,506	Ripley Corp. S.A.	294,954

	CHINA – 4.8%
767,322	China Lesso Group Holdings Ltd.	435,347
655,200	CPMC Holdings Ltd.	287,655
301,400	Red Star Macalline Group Corp. Ltd. - Class H1	310,250
718,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	401,996
		1,435,248
	COLOMBIA – 1.3%
48,455	Bancolombia S.A.	383,536

	HONG KONG – 15.0%
46,841	China Cord Blood Corp.*	251,068
188,000	China Everbright Ltd.	360,116
335,000	China High Speed Transmission Equipment Group Co., Ltd.	259,981
1,154,575	Dah Chong Hong Holdings Ltd.	569,549
1,141,439	Far East Consortium International Ltd.	396,261
288,000	Haier Electronics Group Co., Ltd.	483,799
217,568	NWS Holdings Ltd.	356,779
746,000	Sinopec Kantons Holdings Ltd.	388,740
703,738	WH Group Ltd.[1]	555,741
76,350	Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	13,088
610,798	Xinyi Glass Holdings Ltd.*	467,467
87,010	Yue Yuen Industrial Holdings Ltd.	353,564
		4,456,153
	INDIA – 2.5%
127,725	Cox & Kings Ltd.	365,403

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
5,065	Grasim Industries Ltd.	$370,396
		735,799
	INDONESIA – 2.5%
29,321,653	Panin Financial Tbk P.T.*	475,890
2,529,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	272,312
		748,202
	MALAYSIA – 2.6%
1,007,700	Media Prima Bhd	358,964
788,600	Supermax Corp. Bhd	403,067
		762,031
	MEXICO – 4.1%
392,202	Concentradora Hipotecaria SAPI de C.V. - REIT	562,052
1,225,159	Consorcio ARA S.A.B. de C.V.	452,165
85,298	Grupo Simec S.A.B. de C.V.*2	196,163
		1,210,380
	PANAMA – 1.4%
14,903	Banco Latinoamericano de Comercio Exterior S.A. - Class E	407,150

	PERU – 1.1%
178,830	Cementos Pacasmayo S.A.A.	328,300

	PHILIPPINES – 2.8%
2,599,400	Metro Pacific Investments Corp.	414,254
212,112	Metropolitan Bank & Trust Co.	427,777
		842,031
	ROMANIA – 1.6%
2,450,924	Fondul Proprietatea S.A.*	477,466

	SINGAPORE – 2.2%
206,800	Global Logistic Properties Ltd.	296,557
480,502	Symphony International Holdings Ltd.	357,974
		654,531
	SOUTH AFRICA – 5.5%
57,000	Barloworld Ltd.	337,854
242,772	Group Five Ltd.	398,403
39,089	Investec PLC	233,216
697,015	KAP Industrial Holdings Ltd.	325,879
228,421	Nampak Ltd.	349,065
		1,644,417
	SOUTH KOREA – 15.2%
23,035	Bixolon Co., Ltd.	286,136
13,576	Daesang Corp.	368,841

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
64,417	DGB Financial Group, Inc.	$518,927
1,499	Dongwon Industries Co., Ltd.	378,714
4,190	Fila Korea Ltd.	331,071
30,243	Hankook Tire Worldwide Co., Ltd.	558,535
17,309	KT Corp.	490,544
56,472	Kwangju Bank	478,340
4,013	Samsung SDI Co., Ltd.	379,381
31,329	SL Corp.	404,006
31,803	Tongyang Life Insurance Co., Ltd.	305,471
		4,499,966
	SPAIN – 1.1%
32,436	Atento S.A.*	326,306

	TAIWAN – 11.4%
41,818	Asustek Computer, Inc.	363,852
37,000	Catcher Technology Co., Ltd.	257,976
717,525	China Life Insurance Co., Ltd.	593,563
23,290	ChipMOS TECHNOLOGIES Bermuda Ltd.	404,314
641,108	King's Town Bank Co., Ltd.	470,578
256,989	Ruentex Industries Ltd.	411,077
547,908	Teco Electric and Machinery Co., Ltd.	485,660
224,329	Tong Yang Industry Co., Ltd.	403,791
		3,390,811
	THAILAND – 3.6%
93,400	Bangkok Bank PCL	458,625
697,500	Digital Telecommunications Infrastructure Fund	306,592
490,900	Thaicom PCL	312,010
		1,077,227
	TURKEY – 2.3%
784,410	Turkiye Sinai Kalkinma Bankasi A.S.	344,720
289,776	Turkiye Sise ve Cam Fabrikalari A.S.	326,441
		671,161
	UNITED ARAB EMIRATES – 4.1%
173,293	Emaar Properties PJSC	325,170
483,454	Ras Al Khaimah Ceramics	418,957
371,237	Union National Bank PJSC	458,808
		1,202,935
	UNITED KINGDOM – 1.1%
159,554	Stock Spirits Group PLC	327,301

	TOTAL COMMON STOCKS (Cost $29,097,441)	29,053,301

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.9%
$566,375	UMB Money Market Fiduciary, 0.01%[3]	$566,375

	TOTAL SHORT-TERM INVESTMENTS (Cost $566,375)	566,375

	TOTAL INVESTMENTS – 99.8% (Cost $29,663,816)	29,619,676
	Other Assets in Excess of Liabilities – 0.2%	69,410

	TOTAL NET ASSETS – 100.0%	$29,689,086

PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $865,991.
[2]	Fair valued under the direction of the Board of Trustees. The aggregate value of such investments is 0.7% of net assets
[3]	The rate is the annualized seven-day yield at period end

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	AUSTRALIA – 1.3%
16,814	GrainCorp Ltd. - Class A	$108,487
30,440	Orora Ltd.	66,693
		175,180
	AUSTRIA – 0.9%
4,868	BUWOG A.G.*	118,057

	BERMUDA – 0.9%
698	Enstar Group Ltd.*	116,280

	CHINA – 0.9%
196,000	China Lesso Group Holdings Ltd.	111,202

	FINLAND – 1.0%
21,578	Metsa Board OYJ	126,137

	FRANCE – 3.5%
991	Cie Generale des Etablissements Michelin	101,283
5,234	Engie S.A.	86,145
1,074	Eurazeo S.A.	68,662
2,133	TOTAL S.A.	102,579
921	Wendel S.A.	98,366
		457,035
	GERMANY – 2.9%
4,457	ElringKlinger A.G.	81,283
1,276	Rheinmetall A.G.	89,394
3,446	RHOEN-KLINIKUM A.G.	101,549
3,436	Talanx A.G.	103,338
		375,564
	HONG KONG – 2.8%
246,263	Dah Chong Hong Holdings Ltd.	121,481
86,000	Haier Electronics Group Co., Ltd.	144,468
128,822	WH Group Ltd.[1]	101,730
		367,679
	IRELAND – 2.1%
1,555	Medtronic PLC	136,264
5,823	Smurfit Kappa Group PLC	136,735
		272,999
	ITALY – 0.7%
4,392	Buzzi Unicem S.p.A.	88,144

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 9.8%
13,000	Chiyoda Corp.	$91,178
15,000	Chugoku Marine Paints Ltd.	101,253
27,400	Mitsubishi UFJ Financial Group, Inc.	138,521
88,400	Mizuho Financial Group, Inc.	141,823
3,400	Ryosan Co., Ltd.	104,813
1,500	Secom Co., Ltd.	112,996
4,100	Ship Healthcare Holdings, Inc.	124,011
17,400	SKY Perfect JSAT Holdings, Inc.	76,687
5,300	Sumitomo Mitsui Financial Group, Inc.	168,006
3,300	Tokio Marine Holdings, Inc.	127,734
1,900	Toyota Industries Corp.	85,282
		1,272,304
	NETHERLANDS – 2.0%
18,170	Delta Lloyd N.V.	64,831
1,729	Koninklijke DSM N.V.	110,657
3,516	Royal Dutch Shell PLC - A Shares	90,784
		266,272
	NORWAY – 1.5%
22,124	Austevoll Seafood A.S.A.	195,086

	SOUTH KOREA – 2.5%
12,259	DGB Financial Group, Inc.	98,755
6,900	Hankook Tire Worldwide Co., Ltd.	127,431
1,024	Samsung SDI Co., Ltd.	96,807
		322,993
	SPAIN – 0.7%
4,194	Ebro Foods S.A.	95,651

	SWEDEN – 2.2%
6,158	Industrivarden A.B. - C Shares	103,607
2,827	Investor A.B. - B Shares	97,367
10,900	Telefonaktiebolaget LM Ericsson - B Shares	81,286
		282,260
	SWITZERLAND – 7.9%
6,479	Allied World Assurance Co. Holdings A.G.	265,574
803	Baloise Holding A.G.	90,383
331	Bucher Industries A.G.	82,195
1,301	Novartis A.G.	107,909
12,255	OC Oerlikon Corp. A.G.*	114,687
274	Syngenta A.G.	107,760

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
2,680	TE Connectivity Ltd.	$161,550
405	Zurich Insurance Group A.G.*	97,238
		1,027,296
	TAIWAN – 2.3%
12,000	Asustek Computer, Inc.	104,410
140,667	China Life Insurance Co., Ltd.	116,365
52,764	Ruentex Industries Ltd.	84,401
		305,176
	THAILAND – 0.8%
20,200	Bangkok Bank PCL	99,189

	UNITED ARAB EMIRATES – 0.6%
42,627	Emaar Properties PJSC	79,986

	UNITED KINGDOM – 5.3%
8,466	Bovis Homes Group PLC	91,686
16,045	CNH Industrial N.V.	114,579
5,092	Kennedy Wilson Europe Real Estate PLC	66,990
20,522	Kingfisher PLC	91,132
24,674	Northgate PLC	124,670
2,521	Unilever PLC - ADR	118,008
24,720	Virgin Money Holdings UK PLC	86,216
		693,281
	UNITED STATES – 43.2%
4,280	Allison Transmission Holdings, Inc.	123,350
1,740	American Express Co.	112,160
2,085	American International Group, Inc.	113,507
1,475	Analogic Corp.	123,930
4,000	Axalta Coating Systems Ltd.*	114,200
3,100	BankUnited, Inc.	93,062
1,183	Berkshire Hathaway, Inc. - Class B*	170,671
4,075	Brink's Co.	133,741
5,160	Brookdale Senior Living, Inc.*	95,305
2,189	Carrizo Oil & Gas, Inc.*	71,799
950	Casey's General Stores, Inc.	126,863
3,317	CDW Corp.	142,399
1,314	Chevron Corp.	134,659
2,008	Comcast Corp. - Class A	135,038
5,956	CST Brands, Inc.	266,352
3,933	CSW Industrials, Inc.*	133,447
1,625	CVS Health Corp.	150,670
1,275	Discover Financial Services	72,471
1,840	Eagle Materials, Inc.	154,468

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,250	EnPro Industries, Inc.	$102,938
5,240	FNF Group	197,391
1,735	Gilead Sciences, Inc.	137,880
4,189	H&R Block, Inc.	99,656
2,284	H.B. Fuller Co.	106,343
2,730	Harley-Davidson, Inc.	144,472
1,100	Howard Hughes Corp.*	131,406
6,100	Investors Bancorp, Inc.	69,296
1,020	Jack in the Box, Inc.	90,158
671	Johnson & Johnson	84,029
1,578	JPMorgan Chase & Co.	100,945
3,805	Kennedy-Wilson Holdings, Inc.	80,095
2,300	Lydall, Inc.*	102,764
1,935	Masonite International Corp.*	135,121
2,482	Microsoft Corp.	140,680
2,698	Mondelez International, Inc. - Class A	118,658
5,017	Northfield Bancorp, Inc.	74,904
1,210	PepsiCo, Inc.	131,793
366	Pioneer Natural Resources Co.	59,501
2,800	Ryman Hospitality Properties, Inc. - REIT	157,472
3,200	Sally Beauty Holdings, Inc.*	93,856
2,800	Scholastic Corp.	115,080
2,504	TeleTech Holdings, Inc.	71,464
3,651	Tribune Media Co. - Class A	135,270
5,100	Twenty-First Century Fox, Inc. - Class B	137,853
1,105	Union Pacific Corp.	102,820
1,036	UnitedHealth Group, Inc.	148,355
1,945	WestRock Co.	83,460
		5,621,752
	TOTAL COMMON STOCKS (Cost $12,458,728)	12,469,523

	SHORT-TERM INVESTMENTS – 3.5%
455,233	UMB Money Market Fiduciary, 0.01%[2]	455,233

	TOTAL SHORT-TERM INVESTMENTS (Cost $455,233)	455,233

	TOTAL INVESTMENTS – 99.3% (Cost $12,913,961)	12,924,756
	Other Assets in Excess of Liabilities – 0.7%	91,385

	TOTAL NET ASSETS – 100.0%	$13,016,141

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $101,730.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	AUSTRALIA – 2.8%
1,012	GrainCorp Ltd. - Class A	$6,530
1,956	Orora Ltd.	4,285
		10,815
	AUSTRIA – 1.9%
295	BUWOG A.G.*	7,154

	CHINA – 1.6%
11,000	China Lesso Group Holdings Ltd.	6,241

	FINLAND – 2.3%
1,501	Metsa Board OYJ	8,774

	FRANCE – 7.3%
64	Cie Generale des Etablissements Michelin	6,541
317	Engie S.A.	5,217
68	Eurazeo S.A.	4,347
121	TOTAL S.A.	5,819
57	Wendel S.A.	6,088
		28,012
	GERMANY – 6.0%
299	ElringKlinger A.G.	5,453
75	Rheinmetall A.G.	5,254
206	RHOEN-KLINIKUM A.G.	6,071
205	Talanx A.G.	6,165
		22,943
	HONG KONG – 5.4%
13,383	Dah Chong Hong Holdings Ltd.	6,602
5,000	Haier Electronics Group Co., Ltd.	8,399
7,448	WH Group Ltd.[1]	5,882
		20,883
	IRELAND – 2.0%
323	Smurfit Kappa Group PLC	7,585

	ITALY – 1.3%
256	Buzzi Unicem S.p.A.	5,138

	JAPAN – 20.8%
1,000	Chiyoda Corp.	7,014
1,000	Chugoku Marine Paints Ltd.	6,750
1,700	Mitsubishi UFJ Financial Group, Inc.	8,594
5,100	Mizuho Financial Group, Inc.	8,182
200	Ryosan Co., Ltd.	6,165

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
100	Secom Co., Ltd.	$7,533
300	Ship Healthcare Holdings, Inc.	9,074
1,100	SKY Perfect JSAT Holdings, Inc.	4,848
300	Sumitomo Mitsui Financial Group, Inc.	9,510
200	Tokio Marine Holdings, Inc.	7,742
100	Toyota Industries Corp.	4,489
		79,901
	NETHERLANDS – 4.1%
969	Delta Lloyd N.V.	3,458
99	Koninklijke DSM N.V.	6,336
233	Royal Dutch Shell PLC - A Shares	6,016
		15,810
	NORWAY – 3.1%
1,340	Austevoll Seafood A.S.A.	11,816

	SOUTH KOREA – 5.1%
825	DGB Financial Group, Inc.	6,646
410	Hankook Tire Worldwide Co., Ltd.	7,572
58	Samsung SDI Co., Ltd.	5,483
		19,701
	SPAIN – 1.5%
255	Ebro Foods S.A.	5,816

	SWEDEN – 4.8%
375	Industrivarden A.B. - C Shares	6,309
176	Investor A.B. - B Shares	6,062
814	Telefonaktiebolaget LM Ericsson - B Shares	6,070
		18,441
	SWITZERLAND – 9.3%
53	Baloise Holding A.G.	5,965
19	Bucher Industries A.G.	4,718
71	Novartis A.G.	5,889
664	OC Oerlikon Corp. A.G.*	6,214
16	Syngenta A.G.	6,293
27	Zurich Insurance Group A.G.*	6,483
		35,562
	TAIWAN – 5.5%
1,000	Asustek Computer, Inc.	8,701
6,698	China Life Insurance Co., Ltd.	5,541

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
4,200	Ruentex Industries Ltd.	$6,718
		20,960
	THAILAND – 1.4%
1,100	Bangkok Bank PCL	5,401

	UNITED ARAB EMIRATES – 1.2%
2,371	Emaar Properties PJSC	4,449

	UNITED KINGDOM – 11.5%
590	Bovis Homes Group PLC	6,390
869	CNH Industrial N.V.	6,205
303	Kennedy Wilson Europe Real Estate PLC	3,986
1,411	Kingfisher PLC	6,266
1,722	Northgate PLC	8,701
139	Unilever PLC - ADR	6,506
1,720	Virgin Money Holdings UK PLC	5,999
		44,053
	TOTAL COMMON STOCKS (Cost $389,448)	379,455

	SHORT-TERM INVESTMENTS – 5.0%
19,148	UMB Money Market Fiduciary, 0.01%[2]	19,148

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,148)	19,148

	TOTAL INVESTMENTS – 103.9% (Cost $408,596)	398,603
	Liabilities in Excess of Other Assets – (3.9)%	(14,812)

	TOTAL NET ASSETS – 100.0%	$383,791

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,882.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	AUSTRALIA – 4.1%
92,680	GrainCorp Ltd. - Class A	$597,987
266,710	Orora Ltd.	584,354
278,703	Tassal Group Ltd.	873,491
		2,055,832
	AUSTRIA – 2.3%
47,332	BUWOG A.G.*	1,147,879

	BELGIUM – 1.5%
8,130	Cie d'Entreprises CFE	748,586

	DENMARK – 1.5%
43,524	Matas A/S	768,354

	FINLAND – 2.3%
46,549	Kemira OYJ	612,204
92,419	Metsa Board OYJ	540,246
		1,152,450
	FRANCE – 3.2%
9,570	Eurazeo S.A.	611,817
9,336	Wendel S.A.	997,122
		1,608,939
	GERMANY – 9.6%
14,838	Aareal Bank A.G.	487,498
13,642	Deutsche EuroShop A.G.	647,010
34,280	ElringKlinger A.G.	625,164
9,504	Rheinmetall A.G.	665,834
30,546	RHOEN-KLINIKUM A.G.	900,149
47,465	RIB Software A.G.	531,311
30,554	Talanx A.G.	918,915
		4,775,881
	HONG KONG – 1.6%
1,605,988	Dah Chong Hong Holdings Ltd.	792,230

	IRELAND – 1.7%
35,335	Smurfit Kappa Group PLC	829,731

	ITALY – 1.0%
25,287	Buzzi Unicem S.p.A.	507,490

	JAPAN – 33.7%
26,650	Arcs Co., Ltd.	688,819
23,900	Azbil Corp.	721,336
86,150	Chiyoda Corp.	604,229

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
115,250	Chugoku Marine Paints Ltd.	$777,959
168,000	Daihen Corp.	862,130
24,900	Daiseki Co., Ltd.	449,803
180,000	Denka Co., Ltd.	780,582
13,000	Hogy Medical Co., Ltd.	835,369
14,100	Horiba Ltd.	659,801
50,000	Japan Aviation Electronics Industry Ltd.	735,413
29,000	Japan Petroleum Exploration Co., Ltd.	605,348
36,810	Kuroda Electric Co., Ltd.	673,895
14,200	Maruichi Steel Tube Ltd.	524,613
49,000	Nippon Kayaku Co., Ltd.	506,838
17,376	Pacific Industrial Co., Ltd.	195,403
46,465	Ryosan Co., Ltd.	1,432,387
150,000	Shindengen Electric Manufacturing Co., Ltd.	562,909
67,000	Shinko Plantech Co., Ltd.	484,956
76,000	Shinmaywa Industries Ltd.	503,800
490,000	Shinsei Bank Ltd.	735,081
41,294	Ship Healthcare Holdings, Inc.	1,249,006
151,685	SKY Perfect JSAT Holdings, Inc.	668,519
66,500	Star Micronics Co., Ltd.	782,048
87,000	Takuma Co., Ltd.	754,249
		16,794,493
	NETHERLANDS – 3.1%
142,567	Delta Lloyd N.V.	508,683
16,484	Koninklijke DSM N.V.	1,054,985
		1,563,668
	NORWAY – 4.5%
30,184	Aker A.S.A.	907,508
150,775	Austevoll Seafood A.S.A.	1,329,508
		2,237,016
	PANAMA – 1.3%
24,075	Banco Latinoamericano de Comercio Exterior S.A. - Class E	657,729

	SOUTH AFRICA – 1.3%
107,185	Investec PLC	637,989

	SPAIN – 1.7%
36,978	Ebro Foods S.A.	843,346

	SWEDEN – 4.8%
285,229	Cloetta A.B. - B Shares	1,039,947
59,258	Granges A.B.	602,475

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
43,842	Industrivarden A.B. - C Shares	$737,631
		2,380,053
	SWITZERLAND – 6.1%
5,980	Baloise Holding A.G.	673,086
2,619	Bucher Industries A.G.	650,358
86,095	OC Oerlikon Corp. A.G.*	805,706
13,399	Pargesa Holding S.A.	933,078
		3,062,228
	UNITED KINGDOM – 9.1%
91,570	Beazley PLC	479,664
51,285	Bovis Homes Group PLC	555,413
511,690	Cambian Group PLC	419,320
387,739	Fenner PLC	827,204
55,133	Kennedy Wilson Europe Real Estate Plc	725,332
191,184	N Brown Group PLC	440,007
112,892	Northgate PLC	570,406
154,106	Virgin Money Holdings UK PLC	537,474
		4,554,820
	TOTAL COMMON STOCKS (Cost $46,175,350)	47,118,714

Principal Amount

	SHORT-TERM INVESTMENTS 5.5%
$2,753,238	UMB Money Market Fiduciary, 0.01%[1]	2,753,238

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,753,238)	2,753,238

	TOTAL INVESTMENTS – 99.9% (Cost $48,928,588)	49,871,952
	Other Assets in Excess of Liabilities – 0.1%	39,254

	TOTAL NET ASSETS – 100.0%	$49,911,206

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.2%
	COMMUNICATIONS – 4.3%
80	ATN International, Inc.	$5,882
2,011	Scholastic Corp.	82,652
4,294	Tribune Media Co. - Class A	159,093
		247,627
	CONSUMER DISCRETIONARY – 14.9%
2,353	Armstrong World Industries, Inc.*	99,932
6,755	Brink's Co.	221,699
4,080	H&R Block, Inc.	97,063
1,495	Jack in the Box, Inc.	132,143
2,815	Masonite International Corp.*	196,571
6,154	Potbelly Corp.*	80,187
749	Veritiv Corp.*	31,623
		859,218
	CONSUMER STAPLES – 7.9%
920	Casey's General Stores, Inc.	122,857
7,469	CST Brands, Inc.	334,014
		456,871
	ENERGY – 3.6%
4,345	Carrizo Oil & Gas, Inc.*	142,516
4,450	Memorial Resource Development Corp.*	66,661
		209,177
	FINANCIALS – 28.7%
5,260	Alexander & Baldwin, Inc.	207,244
5,065	Allied World Assurance Co. Holdings A.G.	207,614
4,590	BankUnited, Inc.	137,792
2,835	Capital Bank Financial Corp. - Class A	84,738
940	Enstar Group Ltd.*	156,595
1,200	Howard Hughes Corp.*	143,352
11,720	Investors Bancorp, Inc.	133,139
8,630	Kennedy-Wilson Holdings, Inc.	181,661
1,589	Navigators Group, Inc.	148,842
3,525	Northfield Bancorp, Inc.	52,628
3,850	Park Sterling Corp.	29,722
1,595	Ryman Hospitality Properties, Inc. - REIT	89,703
3,295	Yadkin Financial Corp.	83,001
		1,656,031
	HEALTH CARE – 10.0%
2,877	Addus HomeCare Corp.*	54,260
2,010	Analogic Corp.	168,880
7,845	Brookdale Senior Living, Inc.*	144,897
7,865	Capital Senior Living Corp.*	153,210

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,225	HealthSouth Corp.	$52,737
		573,984
	INDUSTRIALS – 5.5%
5,044	Allison Transmission Holdings, Inc.	145,368
1,770	EnPro Industries, Inc.	80,977
2,480	Matson, Inc.	92,678
		319,023
	MATERIALS – 11.6%
4,155	CSW Industrials, Inc.*	140,979
1,396	Eagle Materials, Inc.	117,194
2,895	Encore Wire Corp.	108,649
3,880	H.B. Fuller Co.	180,653
2,685	Lydall, Inc.*	119,966
		667,441
	TECHNOLOGY – 2.7%
5,448	TeleTech Holdings, Inc.	155,486

	TOTAL COMMON STOCKS (Cost $4,671,723)	5,144,858

Principal Amount

	SHORT-TERM INVESTMENTS – 12.4%
$715,377	UMB Money Market Fiduciary, 0.01%[1]	715,377

	TOTAL SHORT-TERM INVESTMENTS (Cost $715,377)	715,377

	TOTAL INVESTMENTS – 101.6% (Cost $5,387,100)	5,860,235
	Liabilities in Excess of Other Assets – (1.6)%	(91,776)

	TOTAL NET ASSETS – 100.0%	$5,768,459

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 5.7%
	COMMUNICATIONS – 1.3%
1,516	BCE, Inc.	$72,601
1,393	Verizon Communications, Inc.	77,186
		149,787
	CONSUMER STAPLES – 1.2%
1,087	Altria Group, Inc.	73,590
819	Kraft Heinz Co.	70,753
		144,343
	FINANCIALS – 1.9%
2,747	Blackstone Group LP	73,730
1,556	Oaktree Capital Group LLC	72,230
1,040	Ventas, Inc. - REIT	79,206
		225,166
	HEALTH CARE – 0.6%
605	Johnson & Johnson	75,764

	INDUSTRIALS – 0.7%
815	Union Pacific Corp.	75,836

	TOTAL COMMON STOCKS (Cost $553,036)	670,896

Principal Amount

	CORPORATE BONDS – 47.5%
	CONSUMER DISCRETIONARY – 10.0%
$250,000	Block Financial LLC 5.250%, 10/1/2025[1]	271,604
175,000	McDonald's Corp. 3.700%, 1/30/2026[1]	191,789
200,000	Sally Holdings LLC / Sally Capital, Inc. 5.750%, 6/1/2022[1]	208,500
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	329,468
175,000	Yum! Brands, Inc. 3.875%, 11/1/2020[1]	178,500
		1,179,861

	FINANCIALS – 17.0%
150,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[1]	155,521
240,000	Charles Schwab Corp. 7.000%, N/A1, 2, 3	277,200
225,000	CIT Group, Inc. 5.000%, 8/1/2023	236,813

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$300,000	JPMorgan Chase & Co. 6.750%, N/A1, 2, 3	$337,845
160,000	Leucadia National Corp. 5.500%, 10/18/2023[1]	166,881
325,000	M&T Bank Corp. 6.450%, N/A1, 2, 3	361,562
250,000	MetLife, Inc. 6.400%, 12/15/2066[1]	277,457
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	189,837
		2,003,116

	HEALTH CARE – 3.6%
135,000	Aetna, Inc. 3.500%, 11/15/2024[1]	144,314
130,000	Express Scripts Holding Co. 3.900%, 2/15/2022	140,849
140,000	Thermo Fisher Scientific, Inc. 3.150%, 1/15/2023[1]	144,477
		429,640

	INDUSTRIALS – 10.5%
160,000	Actuant Corp. 5.625%, 6/15/2022[1]	164,800
175,000	Burlington Northern Santa Fe LLC 3.850%, 9/1/2023[1]	195,659
135,000	CSX Corp. 3.400%, 8/1/2024[1]	145,414
290,000	General Electric Co. 5.000%, N/A1, 2, 3	312,475
250,000	Hexcel Corp. 4.700%, 8/15/2025[1]	268,404
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	156,188
		1,242,940

	TECHNOLOGY – 2.5%
285,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	290,700

	UTILITIES – 3.9%
255,000	Southern California Edison Co. 6.250%, N/A1, 2, 3	284,325

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$175,000	Southern Co. 2.750%, 6/15/2020[1]	$181,640
		465,965

	TOTAL CORPORATE BONDS (Cost $5,320,353)	5,612,222

Number of Shares

	EXCHANGE-TRADED FUNDS – 2.7%
3,480	Vanguard Intermediate-Term Corporate Bond ETF	313,409

	TOTAL EXCHANGE-TRADED FUNDS (Cost $303,665)	313,409

	PREFERRED STOCKS – 38.7%
	CONSUMER STAPLES – 1.6%
	CHS, Inc.
3,830	7.100%,N/A1,2,3	116,126
2,500	7.500%,N/A1,3	75,875
		192,001

	FINANCIALS – 37.1%
7,490	Affiliated Managers Group, Inc. 6.375%, 8/15/2017[1]	201,032
9,000	Allstate Corp. 6.750%, N/A1, 3	250,110
7,060	American Financial Group, Inc. 6.375%, 6/12/2017[1]	188,149
13,056	Bank of America Corp. 6.625%, N/A1, 3	360,084
7,282	Capital One Financial Corp. 6.700%, N/A1, 3	208,629
6,620	Charles Schwab Corp. 6.000%, N/A1, 3	178,012
9,450	Citigroup, Inc. 6.875%, N/A1, 3	260,725
7,157	Discover Financial Services 6.500%, N/A1, 3	190,806
2,780	Fifth Third Bancorp 6.625%, N/A1, 2, 3	86,208
6,250	First Republic Bank 6.700%, N/A1, 3	162,688
2,690	GMAC Capital Trust I 6.411%, 8/29/2016[1,2]	68,380

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
12,320	Goldman Sachs Group, Inc. 6.500%, 11/1/2016[1]	$318,842
3,752	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	117,700
5,260	JPMorgan Chase & Co. 6.700%, N/A1, 3	146,701
4,000	Morgan Stanley 6.625%, N/A1, 3	109,600
4,260	Morgan Stanley Capital Trust IV 6.250%, 8/18/2016[1]	107,352
	Navient Corp.
4,090	3.125%, 3/15/2017[2]	101,841
2,730	3.175%, 1/16/2018[2]	67,704
2,740	PNC Financial Services Group, Inc. 6.125%, N/A1, 2, 3	83,077
13,000	Public Storage 6.375%, N/A1, 3	367,380
10,130	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	267,432
1,810	U.S. Bancorp 6.000%, N/A1, 2, 3	47,114
4,233	Vornado Realty Trust 6.875%, N/A1, 3	110,905
9,770	Wells Fargo & Co. 8.000%, N/A1, 3	276,002
3,140	Zions Bancorporation 6.950%, 9/15/2023[1,2]	95,927
		4,372,400

	TOTAL PREFERRED STOCKS (Cost $4,259,439)	4,564,401

Principal Amount

	SHORT-TERM INVESTMENTS – 4.7%
$559,375	UMB Money Market Fiduciary, 0.01%[4]	559,375

	TOTAL SHORT-TERM INVESTMENTS (Cost $559,375)	559,375

	TOTAL INVESTMENTS – 99.3% (Cost $10,995,868)	$11,720,303
	Other Assets in Excess of Liabilities – 0.7%	82,742

	TOTAL NET ASSETS – 100.0%	$11,803,045

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Value Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds. The Emerging Markets Opportunities Fund and Small Company Opportunities Fund are non-diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$20,962,413	$29,789,551	$12,923,486	$410,454

Gross Unrealized Appreciation	$2,937,260	$2,838,141	$1,284,423	$34,905
Gross Unrealized Depreciation	(1,106,477)	(3,008,016)	(1,283,153)	(46,756)

Net Unrealized Appreciation/(Depreciation)	$1,830,783	$(169,875)	$1,270	$(11,851)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$48,955,032	$5,388,532	$10,996,910

Gross Unrealized Appreciation	$5,963,687	$599,611	$756,376
Gross Unrealized Depreciation	(5,046,767)	(127,908)	(32,983)

Net Unrealized Appreciation/(Depreciation)	$916,920	$471,703	$723,393

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$21,511,483	$-	$-	$21,511,483
Short-Term Investments	1,281,713	-	-	1,281,713
Total Investments	$22,793,196	$-	$-	$22,793,196

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Communications	$358,964	$802,554	$-	$1,161,518
Consumer Discretionary	1,160,656	3,309,840	-	4,470,496
Consumer Staples	978,327	1,328,588	-	2,306,915
Energy	907,792	1,126,187	-	2,033,979
Financials	2,725,436	6,687,634	-	9,413,070
Health Care	609,042	813,073	-	1,422,115
Industrials	724,282	1,438,269	-	2,162,551
Materials	422,031	2,983,628	196,163	3,601,822
Technology	730,620	1,335,961	-	2,066,581
Utilities	-	414,254	-	414,254
Total Common Stocks	8,617,150	20,239,988	196,163	29,053,301
Short-Term Investments	566,375	-	-	566,375
Total Investments	$9,183,525	$20,239,988	$196,163	$29,619,676

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Global Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$523,241	$76,687	$-	$599,928
Consumer Discretionary	697,004	1,142,041	-	1,839,045
Consumer Staples	912,344	500,954	-	1,413,298
Energy	265,959	193,363	-	459,322
Financials	1,755,234	1,994,499	-	3,749,733
Health Care	725,763	417,870	-	1,143,633
Industrials	490,658	402,639	-	893,297
Materials	694,682	848,581	-	1,543,263
Technology	354,543	387,316	-	741,859
Utilities	-	86,145	-	86,145
Total Common Stocks	6,419,428	6,050,095	-	12,469,523
Short-Term Investments	455,233	-	-	455,233
Total Investments	$6,874,661	$6,050,095	$-	$12,924,756

International All Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$4,848	$-	$4,848
Consumer Discretionary	-	71,716	-	71,716
Consumer Staples	6,506	30,044	-	36,550
Energy	-	11,835	-	11,835
Financials	-	119,565	-	119,565
Health Care	-	27,752	-	27,752
Industrials	-	24,151	-	24,151
Materials	-	51,402	-	51,402
Technology	-	26,419	-	26,419
Utilities	-	5,217	-	5,217
Total Common Stocks	6,506	372,949	-	379,455
Short-Term Investments	19,148	-	-	19,148
Total Investments	$25,654	$372,949	$-	$398,603

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$668,519	$-	$668,519
Consumer Discretionary	-	5,609,933	-	5,609,933
Consumer Staples	-	5,373,098	-	5,373,098
Energy	-	605,348	-	605,348
Financials	657,729	10,688,645	-	11,346,374
Health Care	-	3,403,844	-	3,403,844
Industrials	-	9,589,619	-	9,589,619
Materials	-	7,321,477	-	7,321,477
Technology	-	3,200,502	-	3,200,502
Total Common Stocks	657,729	46,460,985	-	47,118,714
Short-Term Investments	2,753,238	-	-	2,753,238
Total Investments	$3,410,967	$46,460,985	$-	$49,871,952

*	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, and International Small Cap Value Fund from October 31, 2015 to July 31, 2016, represented by recognizing the July 31, 2016 market value of securities:

	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund	International Small Cap Value Fund
Transfers into Level 1	$3,404,126	$-	$-	$-
Transfers out of Level 1	(1,576,461)	(66,990)	(3,986)	(1,144,652)
Net transfers in (out) of level 1	$1,827,665	$(66,990)	$(3,986)	$(1,144,652)
Transfers into Level 2	$1,576,461	$66,990	$3,986	$1,144,652
Transfers out of Level 2	(3,404,126)	-	-	-
Net transfers in (out) of level 2	$(1,827,665)	$66,990	$3,986	$1,144,652

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Opportunities Fund	International Small Cap Value Fund
Beginning balance October 31, 2015	$271,573	$1,120,450
Transfers into Level 3 during the period	196,163	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	(87,517)	(202,446)
Purchases	-	-
Sales	(184,056)	(918,004)
Ending balance July 31, 2016	$196,163	$-

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2016:

	Fair Value July 31, 2016	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Emerging Markets Opportunities Fund
Common Stocks	$ 196,163	Fair Value	Discount for lack of marketability and increasing probability of non-cash impairment to the value of the company	Decrease

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$5,144,858	$-	$-	$5,144,858
Short-Term Investments	715,377	-	-	715,377
Total Investments	$5,860,235	$-	$-	$5,860,235

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$670,896	$-	$-	$670,896
Corporate Bonds[1]	-	5,612,222	-	5,612,222
Preferred Stocks[1]	4,564,401	-	-	4,564,401
Exchange-Traded Funds	313,409	-	-	313,409
Short-Term Investments	559,375	-	-	559,375
Total Investments	$6,108,081	$5,612,222	$-	$11,720,303

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/16